                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey 07960

Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey February 10, 2005
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE









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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        55

Form 13F Information Table Value Total:       $512,982
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number               Name
1.      28-7176                            Allied Capital Management LLC

                                   13F REPORT
                                December 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                        COLUMN 2         COLUMN 3             COLUMN 4               COLUMN 5
                                TITLE OF           CUSIP                 VALUE                SHRS OR
NAME OF ISSUER                    CLASS           NUMBER               (x$1000)               PRN AMT   SH/PRN     PUT/CALL
---------------------------------------------------------------------------------------------------- ----------------------
BUNGE LTD                          COM           G16962105                8176                143,400      SH         N/A
ALTRIA GROUP INC                   COM           02209S103                9226                151,000      SH         N/A
AMBAC FINL GROUP INC               COM           023139108               10381                126,400      SH         N/A
AMERICAN INTL GROUP                COM           026874107                8779                133,690      SH         N/A
AMERISOURCEBERGEN CORP             COM           03073E105                6731                114,700      SH         N/A
BARD C R INC                       COM           067383109                7761                121,300      SH         N/A
BLOCK H & R INC                    COM           093671105                8423                171,900      SH         N/A
CHEVRONTEXACO CORP                 COM           166764100                7572                144,200      SH         N/A
CITIGROUP INC                      COM           172967101               15177                315,000      SH         N/A
CONOCOPHILLIPS                     COM           20825C104                8168                 94,074      SH         N/A
DOLLAR GEN CORP                    COM           256669102               10962                527,800      SH         N/A
DOMINION RESOURCES INC             COM           25746U109                7187                106,100      SH         N/A
HEWLETT PACKARD CO                 COM           428236103               11575                552,000      SH         N/A
HOME DEPOT INC                     COM           437076102               15262                357,100      SH         N/A
INCO LTD                           COM           453258402                8478                230,500      SH         N/A
JOHNSON & JOHNSON                  COM           478160104               10800                170,300      SH         N/A
JOHNSON CTLS INC                   COM           478366107               11014                173,600      SH         N/A
JONES APPAREL GROUP INC            COM           480074103                6587                180,100      SH         N/A
KING PHARMACEUTICALS INC           COM           495582108                7879                635,400      SH         N/A
LABORATORY CORP AMER               COM           50540R409                6940                139,300      SH         N/A
LIMITED BRANDS INC                 COM           532716107               10352                449,700      SH         N/A
MASCO CORP                         COM           574599106               10075                275,800      SH         N/A
MATTEL INC                         COM           577081102               12588                645,900      SH         N/A
MBNA CORP                          COM           55262L100               12232                433,900      SH         N/A
METLIFE INC                        COM           59156R108               11586                286,000      SH         N/A
MICROSOFT CORP                     COM           594918104               23336                873,680      SH         N/A
MYLAN LABS INC                     COM           628530107                5131                290,200      SH         N/A
NORTHROP GRUMMAN CORP              COM           666807102                9540                175,500      SH         N/A
OMNICOM GROUP                      COM           681919106                9106                108,000      SH         N/A
PEPSICO INC                        COM           713448108               13860                265,500      SH         N/A
PERFORMANCE FOOD GROUP CO          COM           713755106                8288                308,000      SH         N/A
PFIZER INC                         COM           717081103               12343                459,000      SH         N/A
PIER 1 IMPORTS INC                 COM           720279108                4531                230,000      SH         N/A
POPULAR INC                        COM           733174106                8159                283,000      SH         N/A
REEBOK INTL LTD                    COM           758110100               10106                229,700      SH         N/A
SARA LEE CORP                      COM           803111103                8973                371,700      SH         N/A
SBC COMMUNICATIONS INC             COM           78387G103               13271                515,000      SH         N/A
SEALED AIR CORP                    COM           81211K100                9435                177,100      SH         N/A
SHERWIN WILLIAMS CO                COM           824348106                7823                175,300      SH         N/A
SIGMA ALDRICH                      COM           826552101                7703                127,400      SH         N/A
SOUTHERN CO                        COM           842587107                8913                265,900      SH         N/A
ST PAUL COS INC                    COM           792860108                7392                199,400      SH         N/A
SUNGARD DATA SYS INC               COM           867363103                7323                258,500      SH         N/A
TEVA PHARMACEUTICAL INDS           COM           881624209                7155                239,600      SH         N/A
TIDEWATER INC                      COM           886423102                5402                151,700      SH         N/A
TOYS R US INC                      COM           892335100                7154                349,500      SH         N/A
US BANCORP DEL COM NEW             COM           902973304               10461                334,000      SH         N/A
UNION PAC CORP                     COM           907818108                7666                114,000      SH         N/A
VALERO ENERGY CORP                 COM           91913Y100                6937                152,800      SH         N/A
VODAFONE GROUP SPONSORED ADR       ADR           92857W100                7053                257,600      SH         N/A
WELLPOINT HEALTH NETWORKS          COM           94973H108                7775                 67,600      SH         N/A
WESTERN DIGITAL CORP               COM           958102105                7803                719,800      SH         N/A
WEYERHAEUSER CO                    COM           962166104                8281                123,200      SH         N/A
WYETH                              COM           983024100                9583                225,000      SH         N/A
YUM BRANDS INC                     COM           988498101                8568                181,600      SH         N/A
                                 GRAND TOTAL                            512982             14,908,444

COLUMN 1                               COLUMN 6           COLUMN 7                COLUMN 8
                                      INVESTMENT           OTHER              VOTING AUTHORITY
NAME OF ISSUER                        DISCRETION          MANAGERS                   SOLE                SHARED      NONE
----------------------------------------------------------------------        ------------------      ------------ -----------
BUNGE LTD                               DEFINED           DEFINED                143,400
ALTRIA GROUP INC                        DEFINED           DEFINED                151,000
AMBAC FINL GROUP INC                    DEFINED           DEFINED                126,400
AMERICAN INTL GROUP                     DEFINED           DEFINED                133,690
AMERISOURCEBERGEN CORP                  DEFINED           DEFINED                114,700
BARD C R INC                            DEFINED           DEFINED                121,300
BLOCK H & R INC                         DEFINED           DEFINED                171,900
CHEVRONTEXACO CORP                      DEFINED           DEFINED                144,200
CITIGROUP INC                           DEFINED           DEFINED                315,000
CONOCOPHILLIPS                          DEFINED           DEFINED                 94,074
DOLLAR GEN CORP                         DEFINED           DEFINED                527,800
DOMINION RESOURCES INC                  DEFINED           DEFINED                106,100
HEWLETT PACKARD CO                      DEFINED           DEFINED                552,000
HOME DEPOT INC                          DEFINED           DEFINED                357,100
INCO LTD                                DEFINED           DEFINED                230,500
JOHNSON & JOHNSON                       DEFINED           DEFINED                170,300
JOHNSON CTLS INC                        DEFINED           DEFINED                173,600
JONES APPAREL GROUP INC                 DEFINED           DEFINED                180,100
KING PHARMACEUTICALS INC                DEFINED           DEFINED                635,400
LABORATORY CORP AMER                    DEFINED           DEFINED                139,300
LIMITED BRANDS INC                      DEFINED           DEFINED                449,700
MASCO CORP                              DEFINED           DEFINED                275,800
MATTEL INC                              DEFINED           DEFINED                645,900
MBNA CORP                               DEFINED           DEFINED                433,900
METLIFE INC                             DEFINED           DEFINED                286,000
MICROSOFT CORP                          DEFINED           DEFINED                873,680
MYLAN LABS INC                          DEFINED           DEFINED                290,200
NORTHROP GRUMMAN CORP                   DEFINED           DEFINED                175,500
OMNICOM GROUP                           DEFINED           DEFINED                108,000
PEPSICO INC                             DEFINED           DEFINED                265,500
PERFORMANCE FOOD GROUP CO               DEFINED           DEFINED                308,000
PFIZER INC                              DEFINED           DEFINED                459,000
PIER 1 IMPORTS INC                      DEFINED           DEFINED                230,000
POPULAR INC                             DEFINED           DEFINED                283,000
REEBOK INTL LTD                         DEFINED           DEFINED                229,700
SARA LEE CORP                           DEFINED           DEFINED                371,700
SBC COMMUNICATIONS INC                  DEFINED           DEFINED                515,000
SEALED AIR CORP                         DEFINED           DEFINED                177,100
SHERWIN WILLIAMS CO                     DEFINED           DEFINED                175,300
SIGMA ALDRICH                           DEFINED           DEFINED                127,400
SOUTHERN CO                             DEFINED           DEFINED                265,900
ST PAUL COS INC                         DEFINED           DEFINED                199,400
SUNGARD DATA SYS INC                    DEFINED           DEFINED                258,500
TEVA PHARMACEUTICAL INDS                DEFINED           DEFINED                239,600
TIDEWATER INC                           DEFINED           DEFINED                151,700
TOYS R US INC                           DEFINED           DEFINED                349,500
US BANCORP DEL COM NEW                  DEFINED           DEFINED                334,000
UNION PAC CORP                          DEFINED           DEFINED                114,000
VALERO ENERGY CORP                      DEFINED           DEFINED                152,800
VODAFONE GROUP SPONSORED ADR            DEFINED           DEFINED                257,600
WELLPOINT HEALTH NETWORKS               DEFINED           DEFINED                 67,600
WESTERN DIGITAL CORP                    DEFINED           DEFINED                719,800
WEYERHAEUSER CO                         DEFINED           DEFINED                123,200
WYETH                                   DEFINED           DEFINED                225,000
YUM BRANDS INC                          DEFINED           DEFINED                181,600




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